INCOME TAXES - Income tax expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
INCOME TAXES
Income tax expense			$ (887,648)
Total	$ 0	$ 0	$ 887,648 [1]

[1]	See restatement of financial statements in note 2.4 for further details.